INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Inventories (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Inventories
Goods in transit	$ 3,054,636	$ 6,024,201
Supplies	12,191,532	19,286,246
Agricultural products	1,464,609	4,612,064
Inventories	64,789,545	87,611,269
Net of agricultural products	63,324,936	82,999,205
Seeds
Inventories
Inventories	4,392,180	5,317,730
Resale products
Inventories
Inventories	30,369,865	42,228,777
Manufactured products
Inventories
Inventories	16,637,015	13,648,705
Allowance for obsolescence
Inventories
Inventories	$ (3,320,292)	$ (3,506,454)